Deposits [Text Block]	12 Months Ended
Mar. 31, 2020
Banking and Thrift [Abstract]
Deposits [Text Block]
10.	DEPOSITS

The balances of time deposits, including CDs, issued in amounts of ¥10 million (approximately U.S.$93 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2020) or more with respect to domestic deposits and issued in amounts of U.S.$100,000 or more with respect to foreign deposits were ¥25,899,780 million and ¥23,858,381 million, respectively, at March 31, 2019, and ¥23,957,076 million and ¥23,329,855 million, respectively, at March 31, 2020.
The maturity information at March 31, 2020 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥31,655,230	¥23,574,644
Due after one year through two years	4,522,580	722,461
Due after two years through three years	2,430,995	275,303
Due after three years through four years	546,578	112,962
Due after four years through five years	654,135	17,950
Due after five years	799,180	32,726

Total	¥40,608,698	¥24,736,046